Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	cfvit_SupplementTextBlock
Supplement dated March 10, 2016, replacing supplement dated February 12, 2016 to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio - Pyrford International Equity Fund	5/1/2015
Effective May 1, 2016 (the Effective Date), Pyrford International Ltd (Pyrford) no longer serves as the subadviser to the Fund and Lazard Asset Management LLC (Lazard) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – Lazard International Equity Advantage Fund. Accordingly, on the Effective Date, all references in the prospectus to Pyrford are hereby deleted and all references to Variable Portfolio – Pyrford International Equity Fund are hereby deleted and replaced with Variable Portfolio – Lazard International Equity Advantage Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks. From time to time, the Fund may focus its investments in certain countries or geographic areas.
The Fund may invest in companies across all market capitalizations.
The Fund’s investments include companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or in depository receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).
The Fund may invest in real estate investment trusts (REITs), warrants and rights.
The Fund may invest in exchange-traded funds (ETFs).
The Fund may invest in equity index futures to manage cash flows.
The information under the heading "Principal Risks" in the "Summary of the Fund" section of the prospectus is hereby revised to remove Derivatives Risk/Forward Foreign Currency Contracts Risk, Geographic Concentration Risk, Geographic Concentration Risk/Asia Pacific Region Risk, Geographic Concentration Risk/Europe Risk and Value Securities Risk. Additionally, Derivatives Risk – Futures Contracts Risk, Exchange-Traded Fund (ETF) Risk, Geographic Focus Risk, Quantitative Model Risk, Real Estate-Related Investment Risk and Warrants and Rights Risk are added as follows:
Derivatives Risk – Futures Contracts Risk. Derivatives may involve significant risks. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller. Futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Warrants and Rights Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and are subject to liquidity risk. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares before the issuer offers them to the public. Rights allow shareholders to buy the shares below the current market price. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.
The rest of the section remains the same.
Supplement dated March 10, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Volatility Conservative Fund	5/1/2015
As of March 10, 2016, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 80% Barclays U.S. Aggregate Bond Index, 10% S&P 500 Index, 6% MSCI EAFE Index (Net) and 4% Russell 2000 Index (the Former Blended Index). The Fund’s investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index will be included for a one-year transition period.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	Life of Fund
Class 2	04/12/2013	-1.13%	1.67%
New Blended Index (consists of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.62%	2.91%
Former Blended Index (consists of 80% Barclays U.S. Aggregate Bond Index, 10% S&P 500 Index, 6% MSCI EAFE Index (Net) and 4% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.52%	2.86%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	1.36%

The rest of the section remains the same.
Supplement dated March 10, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund	5/1/2015
As of March 10, 2016, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 65% Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index (Net) and 6% Russell 2000 Index (the Former Blended Index). The Fund’s investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index will be included for a one-year transition period.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	Life of Fund
Class 2	04/12/2013	-1.83%	2.66%
New Blended Index (consists of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.61%	4.02%
Former Blended Index (consists of 65% Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index (Net) and 6% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.50%	3.95%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	1.36%

The rest of the section remains the same.
Supplement dated March 10, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Volatility Growth Fund	5/1/2015
As of March 10, 2016, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net) (the New Blended Index) and the Russell 3000 Index. Prior to this date, the Fund compared its performance to that of an index consisting of 35% Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index (Net) and 12% Russell 2000 Index (the Former Blended Index) and the S&P 500 Index. The Fund’s investment manager believes that the New Blended Index and the Russell 3000 Index provide a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index and the S&P 500 Index will be included for a one-year transition period.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	Life of Fund
Class 2	04/12/2013	-3.34%	4.56%
New Blended Index (consists of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.50%	6.36%
Former Blended Index (consists of 35% Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index (Net) and 12% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.25%	6.21%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		0.48%	11.54%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		1.38%	12.01%

The rest of the section remains the same.

Variable Portfolio - Pyrford International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvit_SupplementTextBlock
Supplement dated March 10, 2016, replacing supplement dated February 12, 2016 to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio - Pyrford International Equity Fund	5/1/2015
Effective May 1, 2016 (the Effective Date), Pyrford International Ltd (Pyrford) no longer serves as the subadviser to the Fund and Lazard Asset Management LLC (Lazard) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – Lazard International Equity Advantage Fund. Accordingly, on the Effective Date, all references in the prospectus to Pyrford are hereby deleted and all references to Variable Portfolio – Pyrford International Equity Fund are hereby deleted and replaced with Variable Portfolio – Lazard International Equity Advantage Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of the Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks. From time to time, the Fund may focus its investments in certain countries or geographic areas.
The Fund may invest in companies across all market capitalizations.
The Fund’s investments include companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or in depository receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).
The Fund may invest in real estate investment trusts (REITs), warrants and rights.
The Fund may invest in exchange-traded funds (ETFs).
The Fund may invest in equity index futures to manage cash flows.
The information under the heading "Principal Risks" in the "Summary of the Fund" section of the prospectus is hereby revised to remove Derivatives Risk/Forward Foreign Currency Contracts Risk, Geographic Concentration Risk, Geographic Concentration Risk/Asia Pacific Region Risk, Geographic Concentration Risk/Europe Risk and Value Securities Risk. Additionally, Derivatives Risk – Futures Contracts Risk, Exchange-Traded Fund (ETF) Risk, Geographic Focus Risk, Quantitative Model Risk, Real Estate-Related Investment Risk and Warrants and Rights Risk are added as follows:
Derivatives Risk – Futures Contracts Risk. Derivatives may involve significant risks. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller. Futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Warrants and Rights Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and are subject to liquidity risk. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares before the issuer offers them to the public. Rights allow shareholders to buy the shares below the current market price. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.
The rest of the section remains the same.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in countries outside the United States. Equity securities include, without limitation, common stocks, preferred stocks and securities convertible into common or preferred stocks. From time to time, the Fund may focus its investments in certain countries or geographic areas.
The Fund may invest in companies across all market capitalizations.
The Fund’s investments include companies that are located in the countries represented in the MSCI Europe, Australasia, Far East (EAFE) Index (the Index), which includes developed countries outside of North America. The Fund may invest up to 20% of its net assets in companies that are located in countries not represented in the Index, such as emerging markets countries. The Fund will invest primarily in securities of companies listed on a non-U.S. securities exchange or quoted on an established foreign over-the-counter market, or in depository receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).
The Fund may invest in real estate investment trusts (REITs), warrants and rights.
The Fund may invest in exchange-traded funds (ETFs).
The Fund may invest in equity index futures to manage cash flows.

Columbia Variable Portfolio - Managed Volatility Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvit_SupplementTextBlock
Supplement dated March 10, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Volatility Conservative Fund	5/1/2015
As of March 10, 2016, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 80% Barclays U.S. Aggregate Bond Index, 10% S&P 500 Index, 6% MSCI EAFE Index (Net) and 4% Russell 2000 Index (the Former Blended Index). The Fund’s investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index will be included for a one-year transition period.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	Life of Fund
Class 2	04/12/2013	-1.13%	1.67%
New Blended Index (consists of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.62%	2.91%
Former Blended Index (consists of 80% Barclays U.S. Aggregate Bond Index, 10% S&P 500 Index, 6% MSCI EAFE Index (Net) and 4% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.52%	2.86%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	1.36%

The rest of the section remains the same.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 80% Barclays U.S. Aggregate Bond Index, 10% S&P 500 Index, 6% MSCI EAFE Index (Net) and 4% Russell 2000 Index (the Former Blended Index). The Fund’s investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index will be included for a one-year transition period.
Columbia Variable Portfolio - Managed Volatility Conservative Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2013
Columbia Variable Portfolio - Managed Volatility Conservative Fund | New Blended Index (consists of 80% Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.62%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.91%
Columbia Variable Portfolio - Managed Volatility Conservative Fund | Former Blended Index (consists of 80% Barclays U.S. Aggregate Bond Index, 10% S&P 500 Index, 6% MSCI EAFE Index (Net) and 4% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.52%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.86%
Columbia Variable Portfolio - Managed Volatility Conservative Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.36%
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvit_SupplementTextBlock
Supplement dated March 10, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund	5/1/2015
As of March 10, 2016, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 65% Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index (Net) and 6% Russell 2000 Index (the Former Blended Index). The Fund’s investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index will be included for a one-year transition period.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	Life of Fund
Class 2	04/12/2013	-1.83%	2.66%
New Blended Index (consists of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.61%	4.02%
Former Blended Index (consists of 65% Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index (Net) and 6% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.50%	3.95%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	1.36%

The rest of the section remains the same.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 65% Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index (Net) and 6% Russell 2000 Index (the Former Blended Index). The Fund’s investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index will be included for a one-year transition period.
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.83%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.66%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2013
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund | New Blended Index (consists of 65% Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.61%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.02%
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund | Former Blended Index (consists of 65% Barclays U.S. Aggregate Bond Index, 18% S&P 500 Index, 11% MSCI EAFE Index (Net) and 6% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.95%
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.36%
Columbia Variable Portfolio - Managed Volatility Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvit_SupplementTextBlock
Supplement dated March 10, 2016
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Volatility Growth Fund	5/1/2015
As of March 10, 2016, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:
Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net) (the New Blended Index) and the Russell 3000 Index. Prior to this date, the Fund compared its performance to that of an index consisting of 35% Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index (Net) and 12% Russell 2000 Index (the Former Blended Index) and the S&P 500 Index. The Fund’s investment manager believes that the New Blended Index and the Russell 3000 Index provide a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index and the S&P 500 Index will be included for a one-year transition period.
Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	Life of Fund
Class 2	04/12/2013	-3.34%	4.56%
New Blended Index (consists of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.50%	6.36%
Former Blended Index (consists of 35% Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index (Net) and 12% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.25%	6.21%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		0.48%	11.54%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		1.38%	12.01%

The rest of the section remains the same.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net) (the New Blended Index) and the Russell 3000 Index. Prior to this date, the Fund compared its performance to that of an index consisting of 35% Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index (Net) and 12% Russell 2000 Index (the Former Blended Index) and the S&P 500 Index. The Fund’s investment manager believes that the New Blended Index and the Russell 3000 Index provide a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index and the S&P 500 Index will be included for a one-year transition period.
Columbia Variable Portfolio - Managed Volatility Growth Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.34%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.56%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2013
Columbia Variable Portfolio - Managed Volatility Growth Fund | New Blended Index (consists of 46% Russell 3000 Index, 35% Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.36%
Columbia Variable Portfolio - Managed Volatility Growth Fund | Former Blended Index (consists of 35% Barclays U.S. Aggregate Bond Index, 34% S&P 500 Index, 19% MSCI EAFE Index (Net) and 12% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.25%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.21%
Columbia Variable Portfolio - Managed Volatility Growth Fund | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.54%
Columbia Variable Portfolio - Managed Volatility Growth Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	12.01%